Commitments and contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guarantees - general
Maximum potential payments	$ 354	$ 276
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	1,362	1,291
Net change in warranties due to acquisitions and divestments	11	111
Claims paid in cash or in kind	(319)	(294)
Net increase to provision for changes in estimates, warranties issued and warranties expired	224	245
Exchange rate differences	(130)	9
Product warranties at end of period	1,148	1,362
Performance guarantees
Guarantees - general
Maximum potential payments	232	149
Performance guarantees | Power Generation business, Alstom SA
Guarantees - general
Maximum potential payments	65	65
Performance guarantees | Projects executed as a member of consortia | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortia | Maximum
Guarantees - general
Maximum potential payments	156	70
Original maturity of performance guarantees	6 years
Financial guarantees
Guarantees - general
Maximum potential payments	72	77
Guarantee obligations, companies with current or former equity interest held by ABB	12	15
Indemnification guarantees
Guarantees - general
Maximum potential payments	50	50
Indemnification guarantees | Lummus guarantees
Guarantees - general
Maximum potential payments	$ 50	$ 50